Financial Instruments - Schedule of Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 582,787	¥ 626,908
Impairment loss allowance	(7,356)	(9,390)
Net carrying amount	¥ 575,431	¥ 617,518
Weighted average loss rate (%)	1.30%	1.50%
Current
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 499,795	¥ 569,289
Impairment loss allowance	(2,219)	(3,274)
Net carrying amount	¥ 497,576	¥ 566,015
Weighted average loss rate (%)	0.40%	0.60%
Within 30 days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 23,676	¥ 19,369
Impairment loss allowance	(66)	(23)
Net carrying amount	¥ 23,610	¥ 19,346
Weighted average loss rate (%)	0.30%	0.10%
Over 30 days but within 60 days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 14,999	¥ 5,972
Impairment loss allowance	(66)	(88)
Net carrying amount	¥ 14,933	¥ 5,884
Weighted average loss rate (%)	0.40%	1.50%
Over 60 days but within 90 days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 8,975	¥ 3,670
Impairment loss allowance	(33)	(50)
Net carrying amount	¥ 8,942	¥ 3,620
Weighted average loss rate (%)	0.40%	1.40%
Over 90 days but within one year
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 19,912	¥ 14,391
Impairment loss allowance	(694)	(963)
Net carrying amount	¥ 19,218	¥ 13,428
Weighted average loss rate (%)	3.50%	6.70%
Over one year
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 15,430	¥ 14,217
Impairment loss allowance	(4,278)	(4,993)
Net carrying amount	¥ 11,152	¥ 9,224
Weighted average loss rate (%)	27.70%	35.10%